Related Party Agreements and Transactions - Allocations of Services (Details) - Lilly - Transitional Services Agreement - USD ($) $ in Millions	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Allocation of services	$ 0.0	$ 35.6	$ 105.2	$ 151.7	$ 145.3
Cost of sales
Related Party Transaction [Line Items]
Allocation of services	0.0	7.5	21.8	31.8	32.5
Research and development
Related Party Transaction [Line Items]
Allocation of services	0.0	0.8	2.2	2.8	2.3
Marketing, selling and administrative
Related Party Transaction [Line Items]
Allocation of services	$ 0.0	$ 27.3	$ 81.2	$ 117.1	$ 110.5